Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of June 30, 2025	As of December 31, 2024

Prepaid expenses		$396,010	$-
Advance to supplier	(1)	3,976,949	2,130,175
Prepayment for investment		-	246,599
Other receivables		1,891,737	772,252
Prepaid value added tax (“VAT”)	(2)	1,243,189	1,061,675
Subtotal		7,507,885	4,210,701
Less: allowance for prepaid expenses and other current assets		(139,595)	(136,999)
Total		$7,368,290	$4,073,702

(1)	The Company prepaid its vendors for electricity and graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke and etc.

(2)	The amount of VAT payable is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company’s input VAT exceeded output VAT as the Company purchased inventory and plant, property and equipment for manufacturing graphite anode materials as of June 30, 2025 and December 31, 2024.